Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities

The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,977 million and “Short-term investments” totaling ¥59,995 million.

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

Loss On Investments

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

Schedule Of Proceeds And Gross Realized Gains And Losses

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2012 are as follows:

	March 31, 2010	March 31, 2011	March 31, 2012
	Millions of yen
Proceeds	¥77,153	¥15,749	¥9,995
Gross realized gain	6,623	3,248	5,559
Gross realized loss	5,027	401	532

Maturities Of Debt Securities Classified As Held-To-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2011 and 2012 are as follows.

	2011		2012
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥265,682	¥265,691	¥260,753	¥260,753
Due after 1 year through 5 years	1,131	1,129	2,335	2,346
Due after 5 years through 10 years	963	979	1,166	1,166
Due after 10 years	—	—	303	301

Total	¥267,776	¥267,799	¥264,557	¥264,566